Consolidated Balance Sheets (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Real estate:
Buildings and improvements	$ 6,979,741	$ 6,792,834
Land	2,084,713	2,068,555
Total real estate	9,064,454	8,861,389
Less accumulated depreciation	(2,766,392)	(2,386,184)
Net real estate ($846,081 and $835,769 related to VIEs)	6,298,062	6,475,205
Cash and cash equivalents ($34,808 and $23,366 related to VIEs)	111,325	81,260
Restricted cash ($55,076 and $56,116 related to VIEs)	200,025	217,376
Accounts receivable, net ($3,744 and $11,900 related to VIEs)	49,855	59,822
Accounts receivable from affiliates, net	8,392	23,744
Deferred financing costs, net	46,454	48,545
Notes receivable from unconsolidated real estate partnerships, net	10,896	14,295
Notes receivable from non-affiliates, net	126,726	125,269
Notes receivable from Aimco	17,230	16,371
Investment in unconsolidated real estate partnerships ($54,374 and $99,460 related to VIEs)	58,151	104,193
Other assets	170,524	185,816
Deferred income tax assets, net	58,736	42,015
Assets held for sale	238,720	528,228
Total assets	7,395,096	7,922,139
LIABILITIES AND PARTNERS' CAPITAL
Non-recourse property tax-exempt bond financing ($209,550 and $208,921 related to VIEs)	511,811	572,156
Non-recourse property loans payable ($428,417 and $377,265 related to VIEs)	4,779,801	4,601,090
Term loan	0	90,000
Other borrowings ($15,486 and $15,665 related to VIEs)	47,018	53,057
Total indebtedness	5,338,630	5,316,303
Accounts payable	27,322	29,819
Accrued liabilities and other ($79,170 and $63,456 related to VIEs)	250,103	286,328
Deferred income	150,453	178,460
Security deposits	33,829	32,713
Liabilities related to assets held for sale	168,029	411,486
Total liabilities	5,968,366	6,255,109
Redeemable preferred units (Note 11)	103,428	116,656
Commitments and contingencies (Note 8)
Partners' capital:
Preferred units	657,601	660,500
General Partner and Special Limited Partner	264,182	521,692
Limited Partners	158,401	95,990
High Performance Units	(44,892)	(40,313)
Investment in Aimco Class A Common Stock	(4,397)	(4,621)
Partners' capital attributable to the Partnership	1,030,895	1,233,248
Noncontrolling interests in consolidated real estate partnerships	292,407	317,126
Total partners' capital	1,323,302	1,550,374
Total liabilities and partners' capital	$ 7,395,096	$ 7,922,139